Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Reversed credit losses		$ 21,946,806
Recorded credit losses	$ 744,518	$ 1,892,597	$ 27,469,288